Shareholder Fees {- Fidelity Managed Retirement 2015 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 | Fidelity Managed Retirement 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none